Derivative Instruments - Additional Information (Detail)	12 Months Ended								12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Tanker Investments Ltd [Member] USD ($)	Jan. 31, 2014 Tanker Investments Ltd [Member]	Dec. 31, 2014 Maximum [Member] Tanker Investments Ltd [Member]	Dec. 31, 2014 Minimum [Member] Tranche One [Member] Tanker Investments Ltd [Member]	Dec. 31, 2014 Minimum [Member] Tranche Two [Member] Tanker Investments Ltd [Member]	Dec. 31, 2014 Minimum [Member] Tranche Three [Member] Tanker Investments Ltd [Member]	Dec. 31, 2014 Minimum [Member] Tranche Four [Member] Tanker Investments Ltd [Member]	Dec. 31, 2014 Interest Rate Swap [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jan. 31, 2014 Warrant [Member] USD ($)	Dec. 31, 2014 Warrant [Member] Tanker Investments Ltd [Member] USD ($)	Dec. 31, 2014 Warrant [Member] Tanker Investments Ltd [Member] NOK
Derivative [Line Items]
Interest rate swaps, Description of Objective	The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company's exposure to interest rate variability on its outstanding floating-rate debt.
Interest rate swaps realized loss									$ (10,000,000)	$ (9,900,000)	$ (9,600,000)
Interest rate swaps unrealized gain												7,100,000	8,400,000	1,600,000
Number of shares available through exercise of stock purchase warrant				750,000
Number of stock purchase warrants		1	1
Fixed price of stock purchase warrants, per share																$ 10.00	61.67
Fair value of stock purchase warrant	4,657,000														3,420,000	4,657,000
Fair market value of the shares					77.08	92.50	107.91	123.33
Consecutive trading days																10 days	10 days
Unrealized gain on the derivative asset		$ 1,200,000